Government Loans and PPP Loans - Additional Information (Details) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 17, 2022	Apr. 02, 2021	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020
Schedule of Government Loans and PPP Loans [Line Items]
Debt instrument, face amount				$ 63,000
Debt instrument, interest rate, stated percentage				3.75%
Debt instrument, periodic payment			$ 300
Other income					$ 91,000
Interest expense				$ 630,000	212,000
PPP loan
Schedule of Government Loans and PPP Loans [Line Items]
Other income					91,000	$ 84,000
Repayments of debt					20,000
Government Loans
Schedule of Government Loans and PPP Loans [Line Items]
Debt instrument, face amount	$ 63,000
Accrued interest	$ 6,000
Interest expense				$ 2,000	$ 3,000
U.S. small business administration
Schedule of Government Loans and PPP Loans [Line Items]
Debt instrument, maturity date, description			May 2050
Silicon valley bank | Notes payable government loans
Schedule of Government Loans and PPP Loans [Line Items]
Debt instrument, face amount		$ 91,000					$ 104,000
Debt instrument, interest rate, stated percentage		1.00%
Debt instrument, term		2 years